CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2022	12/31/2021
Cash and banks
In Brazil	85,120	68,638
Abroad	6,310,338	10,007,399
	6,395,458	10,076,037

Investments
In Brazil	5,110,749	6,493,832
Abroad	485,149	76,611
	5,595,898	6,570,443
	11,991,356	16,646,480

Our investments are basically in private and public securities with yields linked to the variation of Interbank Deposit Certificates (CDI) and repo operations backed by National Treasury Notes, respectively. The Company invests part of the funds through exclusive investment funds which have been consolidated in these financial statements.

Our investments are in private securities in top-rated banks and are remunerated at pre-fixed rates.

Accounting Policy

Cash and cash equivalents include cash on hand and in banks and other highly liquid short-term investments redeemable within 90 days from the end of the reporting period, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.